Adoption of ASU 2018-12 (Tables)	12 Months Ended
Dec. 31, 2022
Adoption of ASU 2018-12 [Abstract]
Cumulative Effect Adjustments to Components of Stockholders' Equity

			Total
	Retained		Stockholders’
	Earnings	AOCI	Equity
Shadow impacts:
DAC, VOBA, DSI and DFEL	$-	$2,271	$2,271
Additional liabilities for other
insurance benefits	-	1,197	1,197
LFPB and Other (1)	(187)	(1,715)	(1,902)
MRBs (2)	(6,086)	2,874	(3,212)
Total	$(6,273)	$4,627	$(1,646)

(1)Includes impacts to reserves and ceded reserves reported within future contract benefits and reinsurance recoverables, respectively on the Consolidated Balance Sheets, excluding shadow impacts on additional liabilities for other insurance benefits.

(2)Includes impacts related to MRB assets and MRB liabilities reported on the Consolidated Balance Sheets, and ceded MRBs reported within other assets on the Consolidated Balance Sheets.

Effect of Accounting Adoption to Consolidated Balance Sheets

			Total
	Retained		Stockholders’
	Earnings	AOCI	Equity
DAC, VOBA and DSI	$-	$6,079	$6,079
Reinsurance recoverables	607	2,431	3,038
Other assets (1)	242	-	242
Future contract benefits	(844)	(3,088)	(3,932)
MRBs, net	(7,956)	3,656	(4,300)
DFEL	-	(3,190)	(3,190)
Other liabilities (2)	1,678	(1,261)	417
Total	$(6,273)	$4,627	$(1,646)

(1)Consists primarily of ceded MRB adjustments.

(2)Consists of state and federal tax adjustments.

Summary of Changes in DAC, VOBA and DSI

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DAC
Traditional Life	$1,082	$-	$1,082
UL and Other	394	5,031	5,425
Variable Annuities	3,518	52	3,570
Fixed Annuities	264	215	479
Group Protection	187	-	187
Retirement Plan Services	120	112	232
Total DAC	5,565	5,410	10,975

VOBA
Traditional Life	67	-	67
UL and Other	180	630	810
Fixed Annuities	-	23	23
Total VOBA	247	653	900

DSI (1)
UL and Other	35	-	35
Variable Annuities	148	2	150
Fixed Annuities	17	13	30
Retirement Plan Services	13	1	14
Total DSI	213	16	229
Total DAC, VOBA and DSI	$6,025	$6,079	$12,104

(1)Pre-adoption DSI balance was previously reported in other assets on the Consolidated Balance Sheets.

Summary of Changes in DFEL

		Impact from
	Balance	Removal of	Balance
	Pre-Adoption	Shadow	Post-Adoption
	December 31,	Balances	January 1,
	2020	from AOCI	2021
DFEL (1)
UL and Other	$113	$3,185	$3,298
Variable Annuities	288	5	293
Total DFEL	$401	$3,190	$3,591

(1)Pre-adoption DFEL balance was previously reported in other contract holder funds on the Consolidated Balance Sheets.

Summary of Changes in Future Contract Benefits

		Impact from	Single-A
	Balance	Removal of	Discount	Cumulative	Balance
	Pre-Adoption	Shadow	Rate	Effect to	Post-Adoption
	December 31,	Balances	Measurement	Retained	January 1,
	2020 (1)	from AOCI	in AOCI	Earnings	2021
LFPB
Traditional Life	$3,483	$-	$943	$-	$4,426
Payout Annuities	2,314	(105)	415	44	2,668
Liability for Future Claims
Group Protection	5,422	-	517	-	5,939
Additional Liabilities for Other
Insurance Benefits
UL and Other	13,649	(1,515)	-	174	12,308
Other Operations (2)	10,463	(80)	2,913	626	13,922
Other (3)	3,565	-	-	-	3,565
Total future contract benefits	$38,896	$(1,700)	$4,788	$844	$42,828

(1)Balance pre-adoption excludes features that meet the definition of an MRB upon transition, including features that were previously accounted for as an additional liability. Also, balance pre-adoption reflects certain reclassifications of non-life contingent account balances from future contract benefits to policyholder account balances within the Consolidated Balance Sheets.

(2)Represents future contract benefits reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($6.3 billion and $7.4 billion as of December 31, 2020, and January 1, 2021, respectively) and Swiss Re ($2.0 billion and $3.5 billion as of December 31, 2020, and January 1, 2021, respectively). Includes LFPB and additional liabilities balances.

(3)Represents other miscellaneous reserves outside the scope of ASU 2018-12.

Summary of Changes in Reinsurance Recoverables

		Single-A
	Balance	Discount	Cumulative	Balance
	Pre-Adoption	Rate	Effect to	Post-Adoption
	December 31,	Measurement	Retained	January 1,
	2020 (1)	in AOCI	Earnings	2021
Reinsured LFPB
Traditional Life	$755	$151	$-	$906
Payout Annuities	2	-	-	2
Reinsured Liability for Future
Claims
Group Protection	148	14	-	162
Reinsured Additional Liabilities
for Other Insurance Benefits
UL and Other	335	-	(3)	332
Reinsured Other Operations (2)	14,320	2,266	610	17,196
Reinsured Other (3)	790	-	-	790
Total reinsurance recoverables	$16,350	$2,431	$607	$19,388

(1)Balance pre-adoption excludes features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities.

(2)Represents reinsurance recoverables reported in Other Operations primarily attributable to the indemnity reinsurance agreements with Protective ($12.0 billion and $13.2 billion as of December 31, 2020, and January 1, 2021, respectively) and Swiss Re ($1.3 billion and $2.6 billion as of December 31, 2020, and January 1, 2021, respectively). Includes reinsured LFPB and reinsured additional liabilities balances.

(3)Represents other miscellaneous reinsurance recoverables outside the scope of ASU 2018-12.

Summary of Changes in Net Liability Position of MRBs

	Balance	Cumulative	Cumulative	Balance
	Pre-Adoption	Effect of	Effect to	Post-Adoption
	December 31,	Credit Risk	Retained	January 1,
	2020 (1)	to AOCI	Earnings	2021
MRBs, Net
Variable Annuities	$831	$(3,592)	$7,968	$5,207
Fixed Annuities	192	(52)	(22)	118
Retirement Plan Services	11	(12)	10	9
Total MRBs, net	$1,034	$(3,656)	$7,956	$5,334

(1)Balance pre-adoption includes all features that meet the definition of an MRB upon transition, including features that were previously accounted for as additional liabilities or embedded derivatives.

Summary of Changes in Net Asset Position of Ceded MRBs

	Balance	Cumulative	Balance
	Pre-Adoption	Effect to	Post-Adoption
	December 31,	Retained	January 1,
	2020 (1)	Earnings	2021
Ceded MRBs, Net
Variable Annuities	$215	$121	$336
Total ceded MRBs, net	$215	$121	$336

(1)Balance pre-adoption includes all features that meet the definition of a ceded MRB upon transition, including features that were previously accounted for as reinsured additional liabilities or embedded derivatives.

Adoption of New Accounting Standard Effect on Financial Statements	The following summarizes the effect of the adoption of ASU 2018-12 (in millions) on certain financial statement line items within the previously reported Consolidated Balance Sheets:

	As of December 31, 2022			As of December 31, 2021
		Adoption			Adoption
	As	of New		As	of New
	Previously	Accounting	As	Previously	Accounting	As
	Reported (1)	Standard	Adjusted	Reported (1)	Standard	Adjusted
Deferred acquisition costs, value of business
acquired and deferred sales inducements (2)	$13,803	$(1,568)	$12,235	$6,286	$5,610	$11,896
Reinsurance recoverables, net of allowance for
credit losses	19,882	(439)	19,443	20,295	2,091	22,386
Market risk benefit assets	-	2,807	2,807	-	1,888	1,888
Other assets (2)	20,493	(1,691)	18,802	18,316	(1,784)	16,532
Total assets	335,108	(891)	334,217	386,945	7,805	394,750
Future contract benefits (2)	41,756	(2,930)	38,826	40,687	738	41,425
Market risk benefit liabilities	-	2,078	2,078	-	4,399	4,399
Deferred front-end loads (2)	5,669	(617)	5,052	415	3,810	4,225
Other liabilities (2)	11,976	45	12,021	16,708	(303)	16,405
Total liabilities	330,539	(1,424)	329,115	366,191	8,644	374,835
Retained earnings	6,707	(783)	5,924	9,578	(4,382)	5,196
Accumulated other comprehensive income (loss)	(7,668)	1,316	(6,352)	6,441	3,543	9,984
Total stockholders’ equity	4,569	533	5,102	20,754	(839)	19,915

(1)The amounts as previously reported were derived from our Annual Report on Form 10-K/A for the year ended December 31, 2022, filed on March 30, 2023, and disclosed in “Impacts to our Consolidated Financial Statements Related to the Restatement of Previously Issued Consolidated Financial Statements and the Adoption of ASU 2018-12” in Note 1.

(2)Certain amounts have been reclassified to conform to the presentation adopted in the current period.

The following summarizes the effect of the adoption of ASU 2018-12 (in millions, except per share data) on certain financial statement line items within the previously reported Consolidated Statements of Comprehensive Income (Loss):

	For the Year Ended December 31, 2022			For the Year Ended December 31, 2021
		Adoption			Adoption
	As	of New		As	of New
	Previously	Accounting	As	Previously	Accounting	As
	Reported (1)	Standard	Adjusted	Reported (1)	Standard	Adjusted
Fee income	$6,054	$(451)	$5,603	$6,905	$(866)	$6,039
Realized gain (loss)	345	495	840	414	(1,281)	(867)
Total revenues	18,766	44	18,810	19,862	(2,147)	17,715
Benefits	12,546	(4,067)	8,479	8,529	(26)	8,503
Interest credited	2,870	7	2,877	2,933	(4)	2,929
Market risk benefit (gain) loss	-	(3,246)	(3,246)	-	(3,753)	(3,753)
Policyholder liability remeasurement (gain) loss	-	2,766	2,766	-	(183)	(183)
Commissions and other expenses	5,096	29	5,125	5,794	(575)	5,219
Total expenses	21,596	(4,511)	17,085	17,613	(4,541)	13,072
Income (loss) before taxes	(2,830)	4,555	1,725	2,249	2,394	4,643
Federal income tax expense (benefit)	(589)	956	367	362	503	865
Net income (loss)	(2,241)	3,599	1,358	1,887	1,891	3,778
Other comprehensive income (loss),
net of tax:
Unrealized investment gain (loss)	(14,030)	(4,029)	(18,059)	(2,535)	(752)	(3,287)
Market risk benefit non-performance risk
gain (loss)	-	(210)	(210)	-	(923)	(923)
Policyholder liability discount rate
remeasurement gain (loss)	-	2,012	2,012	-	591	591
Total other comprehensive income (loss),
net of tax	(14,109)	(2,227)	(16,336)	(2,490)	(1,084)	(3,574)
Comprehensive income (loss)	(16,350)	1,372	(14,978)	(603)	807	204
Net income (loss) per common share:
Basic	(13.11)	21.04	7.93	10.07	10.10	20.17
Diluted	(13.19)	20.97	7.78	9.98	9.98	19.96